Lease liabilities - Additional Information (Detail)	Dec. 31, 2025
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Incremental borrowing rates	6.00%
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Incremental borrowing rates	10.00%